                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04893

                                   ----------

                              THE TAIWAN FUND, INC.
               (Exact name of registrant as specified in charter)

                             2 AVENUE DE LAFAYETTE,
                                  P.O. Box 5049
                              BOSTON, MA 02206-5049
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                       Copy to:
         The Taiwan Fund, Inc.                      Leonard B. Mackey, Jr., Esq.
    c/o State Street Bank and Trust                    Clifford Chance US LLP
                Company                                  31 West 52nd Street
    Attention: Elizabeth A. Watson,                   New York, New York 10019
          Assistant Secretary
         2 Avenue de Lafayette
             P.O. Box 5049
         Boston, MA 02206-5049

Registrant's telephone number, including area code: (800) 636-9242

Date of fiscal year end: August 31

Date of reporting period: November 30, 2008

ITEM 1: SCHEDULE OF INVESTMENTS

THE TAIWAN FUND, INC.
Schedule of Investments/November 30, 2008 (Showing Percentage of Net Assets) (unaudited)

                                                                         US$
                                                                        VALUE
                                                        SHARES        (NOTE b)
                                                     ------------   ------------
COMMON STOCKS - 77.7%
BASIC INDUSTRIES -- 19.4%
AUTOMOBILES, TIRES & ACCESSORIES -- 1.3%
Yulon Motor Co., Ltd.                                   5,700,067   $  2,397,216
                                                                    ------------
CEMENT -- 1.6%
Asia Cement Corp.                                       1,700,000      1,378,834
Taiwan Cement Corp.                                     2,000,000      1,483,974
                                                                    ------------
                                                                       2,862,808
                                                                    ------------
FOOD -- 1.8%
Great Wall Enterprise Co., Ltd.                         2,000,339      1,511,266
Uni-President Enterprises Corp.                         1,769,000      1,697,844
                                                                    ------------
                                                                       3,209,110
                                                                    ------------
GLASS -- 2.4%
Taiwan Glass Industrial Corp.                           7,020,000      4,323,050
                                                                    ------------
IRON & STEEL -- 1.8%
China Steel Corp.                                       5,000,000      3,319,415
                                                                    ------------
PAPER -- 0.9%
Chung Hwa Pulp Corp.                                    6,000,000      1,658,205
                                                                    ------------
PETROLEUM SERVICES -- 2.6%
Formosa Petrochemical Corp.                             2,250,000      4,724,534
                                                                    ------------
PLASTICS -- 1.6%
Formosa Plastics Corp.                                  1,900,000      2,776,743
                                                                    ------------
RETAIL -- 4.6%
President Chain Store Corp.                             2,200,000      5,154,856
Ruentex Industries, Ltd.                                6,000,000      3,208,267
                                                                    ------------
                                                                       8,363,123
                                                                    ------------
RUBBER -- 0.8%
Cheng Shin Rubber Industry Co., Ltd.                    1,600,000      1,413,079
                                                                    ------------
TOTAL BASIC INDUSTRIES                                                35,047,283
                                                                    ------------
FINANCE -- 6.7%
FINANCIAL SERVICES -- 6.7%
Cathay Financial Holding Co., Ltd.                      3,300,622      3,420,693
First Financial Holding Co., Ltd.                       5,700,500      2,611,452
Fubon Financial Holding Co., Ltd.                       5,000,000      2,996,485
Hua Nan Financial Holdings Co., Ltd.                    6,500,000      3,163,207
                                                                    ------------
TOTAL FINANCE                                                         12,191,837
                                                                    ------------
MISCELLANEOUS -- 2.9%
ATHLETIC FOOTWARE -- 2.3%
Pou Chen Corp.                                          9,350,482      4,283,543
                                                                    ------------
GOLF EQUIPMENT -- 0.6%
Taiwan Secom Co., Ltd.                                    800,000      1,042,987
                                                                    ------------
TOTAL MISCELLANEOUS                                                    5,326,530
                                                                    ------------
TECHNOLOGY -- 48.7%
ELECTRONIC COMPONENTS -- 2.4%
Nan Ya Printed Circuit Board Corp.                      1,330,401      2,717,632
Unimicron Technology Corp.                              3,500,000      1,566,584
                                                                    ------------
                                                                       4,284,216
                                                                    ------------
ELECTRONICS DISTRIBUTION -- 2.5%
Synnex Technology International Corp.                   4,400,000      4,487,368
                                                                    ------------
IC DESIGN -- 7.8%
MediaTek, Inc.                                          1,275,000      8,502,809
Novatek Microelectronics Corp. Ltd.                     1,516,878      1,298,658
Ralink Technology Corp.                                   350,986        727,509
RichTek Technology Corp.                                  950,000      3,638,589

                                                                         US$
                                                                        VALUE
                                                        SHARES        (NOTE b)
                                                     ------------   ------------
                                                                    ------------
                                                                    $ 14,167,565
                                                                    ------------
OPTOELECTRONICS -- 5.4%
Au Optronics Corp.                                      6,825,695      4,213,645
Everlight Electronics Co., Ltd.                         1,700,933      2,133,256
InnoLux Display Corp.                                   3,383,924      1,941,571
Motech Industries, Inc.                                   780,000      1,520,682
                                                                    ------------
                                                                       9,809,154
                                                                    ------------
OTHER ELECTRONIC -- 5.0%
Foxconn Technology Co., Ltd.                            1,100,000      2,276,728
Hon Hai Precision Industry Co., Ltd.                    3,500,874      6,772,696
                                                                    ------------
                                                                       9,049,424
                                                                    ------------
PC & PERIPHERALS -- 2.5%
Asustek Computer, Inc.                                  3,000,795      3,420,955
Inventec Co., Ltd.                                      4,200,000      1,073,688
                                                                    ------------
                                                                       4,494,643
                                                                    ------------
SEMICONDUCTOR MANUFACTURING -- 8.9%
Siliconware Precision Industries Co.                    4,750,074      3,924,030
Taiwan Semiconductor Manufacturing Co., Ltd.           10,000,426     12,256,823
                                                                    ------------
                                                                      16,180,853
                                                                    ------------
TELECOMMUNICATIONS -- 14.2%
Chunghwa Telecom Co., Ltd.                              7,600,549     11,986,807
Gemtek Technology Corp.                                 1,500,000      1,565,833
HTC Corp.                                                 400,000      3,953,258
Merry Electronics Co., Ltd.                             3,300,866      2,454,157
Taiwan Mobile Co., Ltd.                                 3,850,000      5,724,864
                                                                    ------------
                                                                      25,684,919
                                                                    ------------
TOTAL TECHNOLOGY                                                      88,158,142
                                                                    ------------
TOTAL COMMON STOCKS
   (Identified Cost -- $203,025,218)                                 140,723,792
                                                                    ------------

                                                       PRINCIPAL
                                                        AMOUNT
                                                          NT$
                                                     ------------
COMMERCIAL PAPER - 13.3%
E. Sun Bank:
   1.8700%, 12/01/2008 (a)                           $ 50,073,565      1,504,207
   1.8800%, 12/01/2008 (a)                            100,108,703      3,007,261
Shanghai Commercial & Savings:
   1.2500%, 12/27/2008 (a)                            200,000,000      6,007,991
   1.9000%, 01/12/2009 (a)                            100,424,692      3,016,753
Taipei Motor (a)                                      200,000,000      6,007,991
Taiwan Business Bank (a)                              100,000,000      3,003,995
Taiwan Cement Corp. (a)                                49,738,456      1,494,141
                                                                    ------------
TOTAL COMMERCIAL PAPER
   (Identified Cost -- $24,286,389)                                   24,042,339
                                                                    ------------
TOTAL INVESTMENTS -- 91.0%
   (Cost -- $227,311,607) **                                        $164,766,131
                                                                    ------------
OTHER ASSETS AND LIABILITIES, NET - 9.0%                            $ 16,722,418
                                                                    ------------
NET ASSETS - 100.0%                                                 $181,488,549
                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS

NT$  New Taiwan Dollar

US$  United States Dollar

*    Non-income producing

(a) Certificates of Deposit and Commercial Paper that are traded through Bills Finance Corporations must be guaranteed by either a bank, a trust company or a Bills Finance Corporation. Since there is no recognized credit rating system in the Republic of China, the guarantee may not be comparable to a guarantee issued by a U.S. institution.

(b) All securities, including those traded over-the-counter for which market quotations are readily available, are valued at the last sales price prior to the time of determination of the Fund's net asset value per share or, if there were no sales on such date, at the closing price quoted for such securities (but if bid and asked quotations are available, at the mean between the last current bid and asked prices, rather than such quoted closing price). In certain instances where the price determined above may not represent fair market value, the value is determined in such manner as the Board of Directors may prescribe. Short-term investments, having a maturity of 60 days or less, are valued at amortized cost, which approximates market value, with accrued interest or discount earned included in interest receivable.

** At November 30, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $7,930,088 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $70,475,564 and net depreciation for financial reporting purposes was $62,545,476. At November 30, 2008, aggregate cost for financial reporting purposes was $227,311,607.

THE TAIWAN FUND, INC.
Schedule of Investments/November 30, 2008 (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund's investments carried at value:

                                                INVESTMENTS IN
VALUATION INPUTS                                  SECURITIES
----------------                                --------------
Level 1 - Quoted Prices                          $140,723,792
Level 2 - Other Significant Observable Inputs      24,042,339
Level 3 - Significant Unobservable Inputs                  --
                                                 ------------
TOTAL                                            $164,766,131
                                                 ------------

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's most recent semi-annual report previously filed with the Securities and Exchange Commission on Form N-CSR.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)), are attached as exhibits to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAIWAN FUND, INC.


By: /s/ Andrew Chen
    Andrew Chen
    Principal Executive Officer
    President of The Taiwan Fund, Inc.

Date: January 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Adelina Louie
    Adelina Louie
    Principal Financial Officer
    Treasurer of The Taiwan Fund, Inc.

Date: January 13, 2009


By: /s/ Andrew Chen
    Andrew Chen
    Principal Executive Officer
    President of The Taiwan Fund, Inc.

Date: January 13, 2009